UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GC FINANCE OPERATIONS II, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported) February 14, 2012

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: ☐

James Van Pelt, (312) 205-5050

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GC Finance Operations II, Inc.

Date: February 14, 2012	By:	/s/ Francis P. Straub, III
	Name:	Francis P. Straub, III
	Title:	Chief Financial Officer and Treasurer